Business combinations - Cenat Narrative (Detail) - Cenat [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Carrying value at acquisition date [member]
Contribution to the
Measurement gain 2018		€ 192
Fair value at acquisition date [member]
Contribution to the
Payment shareholders Jan 21, 2019	€ 450